Operating Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of Operating Expenses

	Year ended September 30,
	2025	2024*	2023*
Cost of sales	(30,117)	(20,213)	(14,785)
Selling and distribution expenses	(43,390)	(38,304)	(28,883)
General and administrative expenses	(9,565)	(13,647)	(11,173)
Total depreciation	(83,072)	(72,164)	(54,841)

Cost of sales	(348)	(548)	(58)
Selling and distribution expenses	(26,343)	(26,740)	(26,492)
General and administrative expenses	(1,975)	(950)	(2,022)
Total amortization	(28,666)	(28,238)	(28,572)

Cost of sales	(216,126)	(193,091)	(153,868)
Selling and distribution expenses	(115,603)	(98,572)	(87,963)
General and administrative expenses	(56,790)	(52,506)	(113,905)
Total personnel costs	(388,519)	(344,169)	(355,736)

Cost of sales	(1,470)	(764)	—
Selling and distribution expenses	(289)	(126)	—
General and administrative expenses	(43)	—	—
Total impairment	(1,802)	(890)	—